Financial Risk Management - Schedule of Financial Assets and Liabilities Exposed in Foreign Currency Risk (Details) ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 THB (฿)	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 THB (฿)	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 HKD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 642,739								₩ 538,780
Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	107,747								114,833
Financial liabilities	43,632								37,854
USD | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	103,021	$ 70,136,599,000,000							111,616	$ 86,681,440,000,000
Financial liabilities	43,009	$ 29,286,354,000,000							36,344	$ 28,203,218,000,000
JPY | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,654		¥ 496,929,791,000,000						3,139		¥ 343,984,702,000,000
Financial liabilities	525		¥ 56,100,772,000,000						1,467		¥ 160,779,008,000,000
EUR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	43			€ 27,925,000,000					52			€ 36,780,000,000
Financial liabilities	50			€ 32,910,000,000					43			€ 30,472,000,000
IDR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	1				Rp 9,851,056,000,000				1				Rp 12,955,000,000,000
Financial liabilities	48				Rp 522,083,448,000,000				0				Rp 3,103,944,000,000
THB | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	1					฿ 21,131,000,000			1					฿ 28,510,000,000
Financial liabilities	0					฿ 0			0					฿ 7,379,000,000
VND | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	0						₫ 6,026,400,000,000		0						₫ 9,270,000,000,000
Financial liabilities	0						₫ 0		0						₫ 3,243,600,000,000
HKD | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	27							$ 141,271	24							$ 144,997
Financial liabilities	₩ 0							$ 0	₩ 0							$ 0